Balance Sheet Components Other Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepaid and other current assets
Matching loans due from a related party (See Note 9)		$ 33,665	$ 34,123
Prepaid taxes		17,183	11,468
Prepaid revenue-sharing costs		12,400	12,552
Prepaid content and license costs	[1]	5,964	7,349
Prepaid professional fees		1,970	1,999
Receivables from third party payment platforms		1,144	1,711
Prepaid rental deposits		1,126	1,717
Prepaid advertising and promotion fees		645	3,437
Employee advances		534	1,023
Interest receivable from bank deposits with original maturities of three months or less		447	430
Prepaid office rent and facilities expenses		290	320
Others		6,603	6,964
Prepaid and other current assets		81,971	83,093
Other short-term liabilities
Matching loans due to a related party (See Note 9)		34,123	34,123
Share-based awards in Changyou (See Note 18)		27,831	26,906
Deposits from customers		10,187	11,100
Contract deposits from advertisers		1,743	2,030
Lease liabilities		$ 1,187	$ 2,039
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		Other short-term liabilities	Other short-term liabilities
Consideration payable for equity investments		$ 695	$ 707
Contingent liability related to Shanghai Jingmao liquidation	[2]	0	21,172
Other payables related to Shanghai Jingmao liquidation	[3]	0	8,587
Others		5,716	7,868
Other short-term liabilities		81,482	114,532
Receipts in advance and deferred revenue
Receipts in advance		10,524	12,672
Deferred revenue		40,305	35,408
Receipts in advance and deferred revenue		50,829	48,080
Brand advertising business [Member]
Receipts in advance and deferred revenue
Receipts in advance		2,527	2,696
Online game business [Member]
Receipts in advance and deferred revenue
Receipts in advance		3,050	5,636
Other business [Member]
Receipts in advance and deferred revenue
Receipts in advance		$ 4,947	$ 4,340

[1]	Changyou recognized impairment losses of $5.8 million and $2.0 million for prepaid and other current assets related to content and game licenses for 2023 and 2022, respectively.
[2]	The contingent liability represented the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflected Changyou’s best estimate as of December 31, 2022 pursuant to ASC 450-20. In August 2023, the bankruptcy proceeding was concluded by the court, and the likelihood of the Company’s being required to pay such contingent liability became remote. As a result, Changyou reversed such previously recorded contingent liability and recognized the same amount as disposal gain.
[3]	As of December 31, 2022, the stated amount in other payables represented the aggregate amount that Changyou received from the bankruptcy proceedings as a creditor of Shanghai Jingmao during the process of the liquidation of Shanghai Jingmao. In August 2023, as the bankruptcy proceeding was concluded by the court, Changyou reversed those payables and recognized the same amount, together with an additional distribution of $5.2 million received in 2023, as disposal gain.